Derivative Instrument - Schedule of Company's Open Commodity Contracts (Detail) - Fixed price/basis swaps	Jun. 30, 2018 MBbls MMBTU $ / bbl $ / MMBTU	Dec. 31, 2017 MMBTU bbl $ / bbl $ / MMBTU
Crude oil commodity contracts
Derivative Instruments [Line Items]
Volume | MBbls	7,594
Weighted-average price per bbl/mmbtu | $ / bbl	58.33
Natural Gas Commodity Contracts
Derivative Instruments [Line Items]
Volume | MMBTU	43,189,000
Weighted-average price per bbl/mmbtu | $ / MMBTU	2.89
Natural Gas Basis Commodity Contracts
Derivative Instruments [Line Items]
Volume | MMBTU	20,150,000
Weighted-average price per bbl/mmbtu | $ / MMBTU	0.55
2018 | Crude oil commodity contracts
Derivative Instruments [Line Items]
Volume	2,576	2,374,000
Weighted-average price per bbl/mmbtu | $ / bbl	57.45	54.47
2018 | Natural Gas Commodity Contracts
Derivative Instruments [Line Items]
Volume | MMBTU	16,284,000	16,440,000
Weighted-average price per bbl/mmbtu | $ / MMBTU	2.94	3.00
2018 | Natural Gas Basis Commodity Contracts
Derivative Instruments [Line Items]
Volume | MMBTU	9,200,000	16,440,000
Weighted-average price per bbl/mmbtu | $ / MMBTU	0.54	0.55
2019 | Crude oil commodity contracts
Derivative Instruments [Line Items]
Volume	4,608	1,140,250
Weighted-average price per bbl/mmbtu | $ / bbl	58.66	54.09
2019 | Natural Gas Commodity Contracts
Derivative Instruments [Line Items]
Volume | MMBTU	21,900,000	10,950,000
Weighted-average price per bbl/mmbtu | $ / MMBTU	2.90	2.97
2019 | Natural Gas Basis Commodity Contracts
Derivative Instruments [Line Items]
Volume | MMBTU	10,950,000	10,950,000
Weighted-average price per bbl/mmbtu | $ / MMBTU	0.55	0.55
2020 | Crude oil commodity contracts
Derivative Instruments [Line Items]
Volume | MBbls	410
Weighted-average price per bbl/mmbtu | $ / bbl	60.19
2020 | Natural Gas Commodity Contracts
Derivative Instruments [Line Items]
Volume | MMBTU	5,005,000
Weighted-average price per bbl/mmbtu | $ / MMBTU	2.69